Other liabilities - Schedule of Changes in Asset Retirement Obligations (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	$ 42.3
Liabilities incurred	0.0	$ (5.3)	$ 0.0
Asset retirement obligations, ending balance	37.4	42.3
APR Energy
Asset Retirement Obligation, Roll Forward Analysis [Roll Forward]
Asset retirement obligations, beginning balance	42.3	0.0
Liabilities acquired	7.8	45.9
Liabilities incurred	(5.0)	(5.3)
Liabilities settled		(6.6)
Provision reassessment	(7.9)	(2.9)
Accretion expense	0.2	0.6
Asset retirement obligations, ending balance	$ 37.4	$ 42.3	$ 0.0